Note 10 - Derivative Instruments (Details) - Fair Value of Derivative Instruments Reported in the Balance Sheets (USD $) In Thousands, unless otherwise specified	9 Months Ended						9 Months Ended
	Dec. 31, 2013	Mar. 31, 2014	Dec. 31, 2013 Successor [Member] Designated as Hedging Instrument [Member] Other Current Assets [Member] Foreign Exchange Contract [Member]	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Predecessor [Member] Designated as Hedging Instrument [Member] Other Current Assets [Member] Foreign Exchange Contract [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2013 Designated as Hedging Instrument [Member] Other Current Assets [Member] Foreign Exchange Contract [Member]	Mar. 31, 2014 Designated as Hedging Instrument [Member] Other Current Assets [Member] Foreign Exchange Contract [Member]
Derivatives, Fair Value [Line Items]
Assets Balance Sheet Location	Assets Balance Sheet Location						Other current assets
Derivative Contracts	$ 163	$ 178	$ 163	$ 163	$ 336	$ 336	$ 163	$ 178